Rights of Use Assets (Details 2) $ in Thousands	12 Months Ended
Jun. 30, 2020 ARS ($)
Rights Of Use Assets
Beginning of the year
Additions	458,357
Transfers	158,165
Depreciation charge	(40,176)
End of the year	$ 576,346